Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Present Value of Lease Payments for Remaining Lease Term

Based on the present value of the lease payments for the remaining lease term of the Company’s existing leases, the Company’s right-of-use assets and lease liabilities for operating leases as of December 31, 2019 were as follows:

(in thousands)	Classification	December 31, 2019
Assets
Operating lease right-of-use assets	Other assets	$93,924
Liabilities
Current operating lease liabilities	Other accrued expenses	34,072
Noncurrent operating lease liabilities	Other long-term liabilities	84,902

Total leased liabilities		$118,974

Schedule of Right-of-use Assets and Related Lease Liabilities

Information related to the Company’s right-of-use assets and related lease liabilities were as follows:

(in thousands)	Year Ended December 31, 2019
Cash paid for operating lease liabilities	$32,229
Right-of-use assets obtained in exchange for new operating lease obligations	40,536
Weighted-average remaining lease term	4.4 years
Weighted-average discount rate	10.0%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of December 31, 2019 were as follows:

(in thousands)
2020	$43,673
2021	33,436
2022	23,293
2023	16,828
2024	12,516
Thereafter	16,656

Total lease payments	$146,402
Less imputed interest	(27,428)

Present value of lease liabilities	$118,974

Schedule of Future Minimum Obligations Under Lease Commitments

Under the previous lease standard, future minimum obligations under lease commitments in effect at December 31, 2018 were as follows:

(in thousands)
2019	$43,912
2020	33,547
2021	23,219
2022	15,603
2023	10,342
Thereafter	16,364

Total lease payments	$142,987